Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Short Term Borrowings [Abstract]
Schedule of Short-term Debt
	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Short-term bank borrowings	–	60,000,000	8,726,638